Financial instruments (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2010 and March 31, 2011, together with the fair values on each reporting date.

	As of March 31, 2010
	Notional		Gross Assets		Gross Liabilities		Net Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,020,529.7	Rs.	14,250.4	Rs.	15,811.2	Rs.	(1,560.8)
Forward rate agreements		1,796.0		15.0		14.9		0.1
Currency options		372,863.7		11,833.8		12,426.1		(592.3)
Currency swaps		26,820.8		1,625.0		449.2		1,175.8
Forward exchange contracts		2,281,083.5		50,205.0		46,624.7		3,580.3

Total	Rs.	4,703,093.7	Rs.	77,929.2	Rs.	75,326.1	Rs.	2,603.1

	As of March 31, 2011
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Fair Value
	(In millions)
Interest rate derivatives	Rs.	2,045,524.2	Rs.	18,885.7	Rs.	20,835.1	Rs.	(1,949.4)	US$	45,925.6	US$	(43.8)
Forward rate agreements		614.6		0.6		0.5		0.1		13.8		—
Currency options		358,206.1		5,448.6		5,840.6		(392.0)		8,042.3		(8.8)
Currency swaps		35,368.4		927.5		726.3		201.2		794.1		4.5
Forward exchange contracts		3,006,909.9		50,331.2		46,999.3		3,331.9		67,510.3		74.9

Total	Rs.	5,446,623.2	Rs.	75,593.6	Rs.	74,401.8	Rs.	1,191.8	US$	122,286.1	US$	26.8

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes certain information related to Derivative amounts recognized in income:

	Non-interest revenue, net – Derivatives for the years ended March 31,
	(In millions)
	2010		2011		2011

Interest rate derivatives	Rs.	(93.6)	Rs.	(1,815.4)	US$	(40.8)
Forward rate agreements		(0.1)		(0.1)		—
Currency options		(6,057.5)		254.8		5.7
Currency swaps		419.2		(721.3)		(16.2)
Forward contracts		8,643.0		(1,591.8)		(35.7)

Total gains/(losses)	Rs.	2,911.0	Rs.	(3,873.8)	US$	(87.0)

Schedule of Guarantor Obligations

Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2010		2011		2011
	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	58,053.1	Rs.	62,104.7	US$	1,394.4
Performance guarantees		40,808.9		54,857.1		1,231.6
Documentary credits		128,152.6		154,406.1		3,466.7

Total	Rs.	227,014.6	Rs.	271,367.9	US$	6,092.7

Estimated fair values:
Guarantees	Rs.	(615.6)	Rs.	(742.2)	US$	(16.7)
Documentary credits		(166.7)		(166.2)		(3.7)

Total	Rs.	(782.3)	Rs.	(908.4)	US$	(20.4)